Financial instruments (Details 9) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Level 3 of fair value hierarchy [member] | Interest rate swap contract [member]
Liabilities
Derivative financial liabilities	₨ 8,454	₨ 8,493